Acquisition of Properties	3 Months Ended
Sep. 30, 2014
Acquisition of Properties
Acquisition of Properties

Note B — Acquisition of Properties

In October 2013, we acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas, that puts us in the additional reservoir rich environments in the Eagle Ford, Woodbine, Austin Chalk, Buda, Glen Rose and Georgetown formations, with additional shallow formations to exploit as well. We also acquired additional rights in our leasehold interests in DeSoto and Caddo Parishes, Louisiana. The acquisitions are summarized as follows:

•         The Company consummated the transactions contemplated by a Purchase and Sale Agreement dated as of April 19, 2013 (the “Gastar Agreement”) with Gastar Exploration Texas, LP (“Gastar”) and Gastar Exploration USA, Inc.  Pursuant to the Gastar Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas. The acquisition price paid by the Company at closing was $39,188,300, following various adjustments set forth in the Gastar Agreement, and net of the various deposits paid prior to the closing date. For purposes of allocating revenues and expenses and capital costs between Gastar and us, such amounts were netted effective January 1, 2013 and were recorded as an adjustment to the purchase price.

•         The Company also consummated the transactions contemplated by a Purchase and Sale Agreement dated as of September 27, 2013 (the “Navasota Agreement”) with Navasota. Pursuant to the Navasota Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The leasehold interests acquired consists of additional fractional interests in the properties acquired pursuant to the Gastar Agreement. The leasehold interests acquired consists of additional fractional interests in the properties acquired pursuant to the Gastar Agreement. The acquisition price paid by the Company was $19,400,000, prior to certain post-closing adjustments.

•         In addition, the Company entered into and consummated the transactions contemplated by a Purchase and Sale Agreement dated as of October 2, 2013 (the “Tauren Agreement”) with Tauren Exploration, Inc. (“Tauren”), an entity controlled by Calvin A. Wallen, III, our Chairman of the Board, President, Chief Executive Officer and significant shareholder (“Mr. Wallen”).  Pursuant to the Tauren Agreement, the Company acquired well bores, proven reserves, oil & natural gas production and undeveloped leasehold interests in the Cotton Valley formation in DeSoto and Caddo Parishes, Louisiana.  The acquired properties include leasehold interests. The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate stated value of $2,000,000 and a fair value of $368,000.  The Tauren Agreement was unanimously approved by the Company’s board of directors, excluding Mr. Wallen.

The following table shows the purchase price allocation for these transactions:

		Gastar Acquired	Navasota Acquired	Tauren Acquired
Purchase Price Allocation - ($000’s)	Total	Properties	Properties	Properties
Assets acquired:
Unproved oil and natural gas properties	$7,101	$6,029	$1,072	$—
Proved developed and undeveloped oil and natural gas properties	89,373	42,446	19,981	26,946
Liabilities assumed:
Asset retirement obligations	1,500	1,005	495	—
Net assets acquired	$94,974	$47,470	$20,558	$26,946

The Gastar and Navasota East Texas assets consisted of working interest in the same properties. The Tauren assets consisted of additional working interest in properties already owned by Cubic. The following table shows the revenue and operating income attributable to these properties for the three months ended September 30, 2014:

	Three months
	ended September 30, 2014
	Revenue	Operating Income

East Texas assets	$2,763,743	$746,619
Tauren assets	$112,182	$7,992

The following summarizes the pro forma revenue and net loss from the acquired assets for the quarter ended September 30, 2013, as if these transactions had occurred on July 1, 2012:

Three Months
Ended September 30,
Pro forma Results of Operations	2013 (Pro forma)
Oil and natural gas revenues	$4,701,544
Net loss	$(2,789,205)
Basic earnings (loss) per share	$(0.04)
Diluted earnings (loss) per share	$(0.04)

The Company’s assessment of the fair value of the properties acquired from Tauren, along with consideration of data prepared by a third party, resulted in a fair market valuation of $26,946,000. The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate stated value of $2,000,000 and a fair value of $368,000.

The necessary inputs (proven property and transportation infrastructure), processes (exploration and production activities) and outputs (production revenues) existed at the purchase date of the properties acquired from Tauren, which permitted the Company to conclude that the properties acquired from Tauren constituted a “business” under ASC 805.

The Company’s assessment of the fair value of the properties acquired from Tauren, along with consideration of a reserve report and a business valuation prepared by a third party resulted in a valuation of the properties acquired from Tauren of $26,946,000.  The Company utilized relevant market assumptions to determine fair value, such as future commodity prices, projections of estimated natural gas and oil reserves, expectations for future development and operating costs, projections of future rates of production, expected recovery rates and market multiples for similar transactions. As a result of the application of the acquisition method under ASC 805, the Company recognized a bargain purchase gain pursuant to paragraph 805-30-25-2 in an amount equal to the excess of the fair value of the acquired properties over the fair value of the aggregate consideration paid.

In connection with these acquisitions, the Company incurred expenses of $1,726,906 which are recognized in general and administrative expenses in the statement of operations.